CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Cash Flows from Operating Activities:
Net (loss) income	$ (101,682)	$ 261,607	$ (5,107,051)	$ 2,729,602
Adjustments to reconcile net income to net cash used in operating activities:
Accrued dividend on marketable securities held in Trust Account	(1,541)	(175,923)	(1,603)	(198,419)
Change in fair value of warrant liabilities	(58,900)	(447,950)	4,058,500	53,450
Non-redemption agreement expense		274,973
Sponsor capital contribution for non-redemption agreements			274,973	934,906
Changes in operating assets and liabilities:
Accounts payable and accrued expenses	(116,017)	(1,850,511)	(1,592,531)	1,571,909
Administrative support fee - related party	45,000	45,000	180,000	231,500
Due to related party		34,357	34,357	(8,317)
Prepaid expenses	(108,663)	(130,720)	(131,004)	227,594
Net cash used in operating activities	(341,803)	(1,989,167)	(2,284,359)	5,542,225
Cash Flows from Investing Activities:
Purchases of marketable securities held in Trust Account	(2,953)	(383,984)	(964,570)	(6,509,259)
Proceeds from marketable securities held in Trust Account		32,703,710	45,246,828	199,982,386
Net cash (used in) provided by investing activities	(2,953)	32,319,726	44,282,258	193,473,127
Cash Flows from Financing Activities:
Payment to Class A common stockholders for redemptions		(32,214,591)	(44,757,709)	(197,694,657)
Cash capital contribution from Sponsor		235,647	644,227	800,000
Promissory note - related party	204,128		439,004
Net cash provided by (used in) financing activities	204,128	(31,978,944)	(43,674,478)	(196,894,657)
Net Change in Cash	(140,628)	(1,648,385)	(1,676,579)	2,120,695
Cash - Beginning of period	494,974	2,171,553	2,171,553	50,858
Cash - End of period	354,346	523,168	494,974	2,171,553
Supplemental Non-Cash Investing and Financing Activities:
Remeasurement of Class A common stock subject to possible redemption	4,494	559,907	966,174	6,707,678
Excess fair value of Class B common stock transferred by Sponsor		274,973	274,973	934,906
Excise tax liability		322,145	447,576	1,976,947
Supplemental Cash Flow Information:
Cash paid for taxes	$ 140,000	2,201,810	2,201,810
Trust Account withdrawal for tax payments		$ 489,119	$ 489,119	$ 2,287,729